Document and Entity Information	Jun. 15, 2023
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
Entity Central Index Key	0000880859
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 15, 2023
Document Effective Date	Jun. 15, 2023
Prospectus Date	Feb. 28, 2023